5. Net income per ordinary share	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Net income per ordinary share

The calculation of the basic and diluted net income per ordinary share is based on the following data:

	2013	2012	2011
	Number of shares

Weighted average number of ordinary shares for the purposes of basic net income per share	2,069,223	2,070,685	2,087,922
Effect of dilutive potential ordinary shares: Stock options	-	5,630	14,277

Weighted average number of ordinary shares for the purposes of diluted net income per share	2,069,223	2,076,315	2,102,199